Inventories - Schedule of Movements of Inventory Impairment (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements of Inventory Impairment [Abstract]
Beginning balance	$ 21,621	$ 13,092
Add: inventory impairment	22,278	8,529
Ending balance	$ 43,899	$ 21,621